Share-Based Payments - Summary of Number of Outstanding Deferred and Restricted stock Units (Detail) - Restricted Stock Units [member] shares in Millions, Unit_pure in Millions	12 Months Ended
	Dec. 31, 2022 shares	Dec. 31, 2021 shares	Dec. 31, 2020
Disclosure of other equity instruments [line items]
RSUs outstanding at 1 January	20.9	19.1	9.9
RSUs issued during the year	9.6	3.9	10.9
RSUs vested during the year	(0.5)	(1.1)	(0.7)
RSUs forfeited during the year	(1.8)	(1.1)	(0.9)
RSUs outstanding at the end of December	28.2	20.9	19.1
Ambev [member]
Disclosure of other equity instruments [line items]
RSUs issued during the year	49.3	20.6
Brazil [Member] | Ambev [member]
Disclosure of other equity instruments [line items]
RSUs outstanding at 1 January	63.8	49.6	31.7
RSUs issued during the year	49.3	20.7	21.3
RSUs vested during the year	(0.2)	(5.0)	(1.9)
RSUs forfeited during the year	(3.1)	(1.5)	(1.5)
RSUs outstanding at the end of December	109.8	63.8	49.6